Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On: (5)
Year	Summary Compensation Table (SCT) Total for PEO	Compensation Actually Paid to PEO	Average SCT Total for (Non-PEO) NEOs	Average Compensation Actually Paid to (Non-PEO) NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Loss (Thousands)	Net Sales (Thousands)
(a)	(b)(1)(2)	(c)(1)(3)	(d)(4)	(e)(3)	(f)	(g)	(h)(6)	(i)(6)
2022	$1,158,850	$843,376	$721,425	$546,641	$38.98	$127.63	$(16,540)	$72,050
2021	$1,103,160	$2,098,802	$786,258	$1,007,306	$86.77	$126.13	$(27,128)	$67,449
2020	$1,126,685	$1,311,277	$719,114	$815,729	$111.37	$113.29	$(19,925)	$59,257

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote [Text Block]	Our PEO is our Chief Executive Officer, Robert Fried, for each year shown.Reflects the average total compensation of our non-PEO NEOs as calculated in the Summary Compensation Table for each of the years shown. The names of the non-PEO NEOs for each year shown are as follows:

2020	2021	2022
Frank Jaksch, Jr.	Frank Jaksch, Jr.	Brianna Gerber
Kevin Farr	Kevin Farr	Kevin Farr*
Mark Friedman*	Lisa Harrington*	Frank Jaksch, Jr.*
Megan Jordan*
*No longer serving as executive officer at the respective fiscal year-end.

Peer Group Issuers, Footnote [Text Block]	The amounts shown compare the Company’s cumulative TSR with the Russell 3000 Pharmaceuticals and Biotechnology Sector (Sub-Index Ticker IQT689273826) cumulative TSR for the period beginning on December 31, 2019 and ending on December 31, 2022. Pursuant to SEC rules, the comparison assumes that the value of the investment in the Company’s common shares and the Russell 3000 Pharmaceuticals and Biotechnology Sector was $100 on December 31, 2019 and that all dividends were reinvested. The Company has not declared or paid any cash dividends on its common stock during any of the years presented.
PEO Total Compensation Amount	$ 1,158,850	$ 1,103,160	$ 1,126,685
PEO Actually Paid Compensation Amount	$ 843,376	2,098,802	1,311,277
Adjustment To PEO Compensation, Footnote [Text Block]	In order to determine CAP, as per Item 402(v) of Regulation S-K, certain adjustments were made to the SCT total compensation. However, it should be noted that CAP does not indicate that the stated amounts were actually paid to our PEO or non-PEO NEOs during the specified year. See footnote (4) for the names of each of our non-PEO NEOs for each year. Details of the adjustments made are shown in the table below:

	PEO			Non-PEO NEO Average
	2020	2021	2022	2020	2021	2022
Summary Compensation Table Total Compensation (a)	$1,126,685	$1,103,160	$1,158,850	$719,114	$786,258	$721,425
Less: Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (b)	(316,414)	(423,293)	(423,306)	(232,919)	(173,150)	(296,358)
Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (c)	508,958	117,585	265,767	330,579	37,521	135,818
Adjust for: Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (c)	10,121	(62,708)	(43,957)	2,158	(22,838)	(14,849)
Adjust for: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (c)	—	—	—	—	7,713	69,367
Adjust for: Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (c)	(18,073)	1,364,058	(113,978)	(3,203)	481,606	(64,329)
Less: Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (c)	—	—	—	—	(109,804)	(4,433)
Compensation Actually Paid	$1,311,277	$2,098,802	$843,376	$815,729	$1,007,306	$546,641
(a)We have not reported any amounts in our SCT with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay versus performance rules are not relevant to our analysis and no adjustments have been made.
(b)The amounts reflect the aggregate grant date fair value as reported in the SCT under the “Stock Awards” and Option Awards” columns for each respective year.
	(c)In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. See Note 11 of the ChromaDex Corporation consolidated financial statements included in the Annual Report on Form 10-K for additional details.
Non-PEO NEO Average Total Compensation Amount	$ 721,425	786,258	719,114
Non-PEO NEO Average Compensation Actually Paid Amount	$ 546,641	1,007,306	815,729
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	In order to determine CAP, as per Item 402(v) of Regulation S-K, certain adjustments were made to the SCT total compensation. However, it should be noted that CAP does not indicate that the stated amounts were actually paid to our PEO or non-PEO NEOs during the specified year. See footnote (4) for the names of each of our non-PEO NEOs for each year. Details of the adjustments made are shown in the table below:

	PEO			Non-PEO NEO Average
	2020	2021	2022	2020	2021	2022
Summary Compensation Table Total Compensation (a)	$1,126,685	$1,103,160	$1,158,850	$719,114	$786,258	$721,425
Less: Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (b)	(316,414)	(423,293)	(423,306)	(232,919)	(173,150)	(296,358)
Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (c)	508,958	117,585	265,767	330,579	37,521	135,818
Adjust for: Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (c)	10,121	(62,708)	(43,957)	2,158	(22,838)	(14,849)
Adjust for: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (c)	—	—	—	—	7,713	69,367
Adjust for: Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (c)	(18,073)	1,364,058	(113,978)	(3,203)	481,606	(64,329)
Less: Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (c)	—	—	—	—	(109,804)	(4,433)
Compensation Actually Paid	$1,311,277	$2,098,802	$843,376	$815,729	$1,007,306	$546,641
(a)We have not reported any amounts in our SCT with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay versus performance rules are not relevant to our analysis and no adjustments have been made.
(b)The amounts reflect the aggregate grant date fair value as reported in the SCT under the “Stock Awards” and Option Awards” columns for each respective year.
	(c)In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. See Note 11 of the ChromaDex Corporation consolidated financial statements included in the Annual Report on Form 10-K for additional details.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid Versus Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid Versus Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid Versus Net Sales
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid Versus Total Shareholder Return
Tabular List [Table Text Block]

Tabular List
Net Sales
Operating Income / (Loss)

Total Shareholder Return Amount	$ 38.98	86.77	111.37
Peer Group Total Shareholder Return Amount	127.63	126.13	113.29
Net Income (Loss)	$ (16,540,000)	$ (27,128,000)	$ (19,925,000)
Company Selected Measure Amount	72,050,000	67,449,000	59,257,000
PEO Name	Robert Fried
Additional 402(v) Disclosure [Text Block]	Reflects the total compensation paid to our PEO as calculated in the SCT for each year shown.Net Loss and Net Sales shown as reported in our audited financial statements for each year. In the Company's assessment, Net Sales is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the company in 2022 to link compensation actually paid to performance.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income / (Loss)
PEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (423,306)	$ (423,293)	$ (316,414)
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	265,767	117,585	508,958
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(43,957)	(62,708)	10,121
PEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(113,978)	1,364,058	(18,073)
PEO [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(296,358)	(173,150)	(232,919)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	135,818	37,521	330,579
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,849)	(22,838)	2,158
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	69,367	7,713	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(64,329)	481,606	(3,203)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,433)	$ (109,804)	$ 0